JPMORGAN TRUST II

270 Park Avenue

New York, NY 10017

March 8, 2017

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attention: Filing Desk

Re:	JPMorgan Trust II (the “Trust”) on behalf of
the JPMorgan Core Bond Fund (the “Fund”)
File Nos. 2-95973 and 811-4236

Ladies and Gentlemen:

Pursuant to the requirements of the Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information of the JPMorgan Core Bond Fund Class T Shares does not differ from the Prospectus and Statement of Additional Information of the JPMorgan Core Bond Fund Class T Shares contained in the Post-Effective Amendment No. 240 (Amendment 241 under the Investment Company Act of 1940) filed electronically on February 24, 2017.

If you have any questions, please call the undersigned at (614) 213-4042.

Sincerely,

/s/ Jessica K. Ditullio
Jessica K. Ditullio
Assistant Secretary